Consolidated Statements of Income and Comprehensive Income $ in Thousands	12 Months Ended
	May 31, 2020 CAD ($) $ / shares shares	May 31, 2019 CAD ($) $ / shares shares
Statement [line items]
Cannabis revenue	$ 204,736	$ 89,383
Distribution revenue	369,214	157,931
Insurance recovery	1,000
Excise taxes	(31,611)	(10,204)
Net revenue	543,339	237,110
Production costs	64,972	36,446
Cost of cannabis purchased	21,920
Cost of goods purchased	322,688	138,126
Gross profit before fair value adjustments	133,759	62,538
Fair value adjustment on sale of inventory	57,039	27,724
Fair value adjustment on growth of biological assets	(115,255)	(40,607)
Gross profit	191,975	75,421
Operating expenses:
General and administrative	99,977	69,752
Share-based compensation	22,500	26,080
Amortization	21,747	14,084
Selling	21,042	4,961
Marketing and promotion	20,464	23,010
Research and development	2,568	1,391
Impairment	63,971	58,039
Transaction costs	5,763	23,259
Total Operating expenses	258,032	220,576
Operating loss	(66,057)	(145,155)
Finance income (expense), net	(26,347)	6,575
Non-operating income, net	11,687	122,935
Loss before income taxes	(80,717)	(15,645)
Income taxes (recovery)	3,917	854
Net loss	(84,634)	(16,499)
Other comprehensive loss
Other comprehensive loss	(1,150)	(119)
Comprehensive loss	(85,784)	(16,618)
Total comprehensive income (loss) attributable to:
Shareholders of Aphria Inc.	(91,961)	(14,667)
Non-controlling interests	6,177	(1,951)
Comprehensive loss	$ (85,784)	$ (16,618)
Weighted average number of common shares—basic | shares	257,914,589	242,763,558
Weighted average number of common shares—diluted | shares	257,914,589	242,763,558
Loss per share—basic | (per share)	$ (0.33)	$ (0.07)
Loss per share—diluted | $ / shares	$ (0.33)	$ (0.07)